Depreciation of Revenue Earning Equipment and Lease Charges (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of revenue earning equipment	$ 611,800,000	$ 539,500,000	$ 1,184,800,000	$ 1,070,900,000	$ 2,165,200,000	$ 1,921,800,000	$ 1,747,000,000
Adjustment of depreciation upon disposal of revenue earning equipment	11,300,000	(41,200,000)	10,000,000	(80,600,000)	(96,800,000)	(112,200,000)	42,900,000
Rents paid for vehicles leased	18,000,000	21,500,000	33,300,000	44,600,000	79,800,000	96,100,000	78,200,000
Total	$ 641,100,000	$ 519,800,000	$ 1,228,100,000	$ 1,034,900,000	$ 2,148,158,000	$ 1,905,739,000	$ 1,868,147,000